Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	(12)
Net gains/(losses) of which related to credit risk - on assets	(13)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	628	713
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	(5)
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	26	88
Net gains/(losses) of which related to credit risk - on assets	10	(2)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1	1,012
Net gains/(losses) of which related to credit risk - on assets	259	134
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,223	2,110
Net gains/(losses) of which related to credit risk - on assets	268	269
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	4	(12)
Net gains/(losses) of which related to credit risk - on liabilities	16	8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	30	(81)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(131)	(141)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,870)	(3,943)
Net gains/(losses) of which related to credit risk - on liabilities	(1,177)	(215)
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	265	(738)
Net gains/(losses) of which related to credit risk - on liabilities	294	(260)